Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income
Net Income (Loss)	$ 411,768	$ 300,232	$ 253,922
Other comprehensive loss, net of tax:
Net change in unrealized holding losses on securities available for sale arising during period (net of tax effects of $19,300, $(116,568), and $(14,040))	72,606	(438,517)	(52,818)
Reclassification adjustment for losses on securities available for sale included in net income (net of tax effects of $1, $0, and $3)	2		13
Other comprehensive loss, net of tax	72,608	(438,517)	(52,805)
Comprehensive income (loss)	$ 484,376	$ (138,285)	$ 201,117